Debt - Narrative (Details) - Unsecured Debt $ in Millions	1 Months Ended
Sep. 30, 2024 USD ($)
2024 Unsecured Bonds
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300.0
Debt instrument, interest rate, stated percentage (in percentage)	7.75%
2021 Unsecured Bonds
Debt Instrument [Line Items]
Debt instrument, repurchased face amount	$ 10.3
Debt instrument, repurchased face amount as a percentage of consideration (in percentage)	101.25%
Debt instrument, repurchase amount	$ 10.7
Debt instrument, increase, accrued interest	$ 0.3